Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 1,440	[1]	$ 1,301	[2]	$ 1,160
Income from discontinued operations, net of tax	60		60		65
Income from continuing operations	1,380		1,241		1,095
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	446		402		369
Amortization	94		97		76
Amortization of deferred debt issuance costs	9		11		17
Restructuring expense, net of cash paid	(22)		(25)		95
Deferred income taxes	(5)		(42)		(67)
Pension and other postretirement benefit expenses	88		80		66
Income from equity method investments, net of dividends received	(20)		6		16
Loss on extinguishment of debt	34		39		1
Gain on sale of assets	0		(16)		(3)
Share-based compensation	73		46		20
Changes in operating assets and liabilities:
Accounts receivable, net	67		(213)		176
Inventories	21		(26)		43
Other assets	65		(28)		(141)
Accounts payable	(6)		237		(157)
Accrued and other long-term liabilities	(44)		25		(144)
Other, net	(25)		(69)		19
Pension contributions	(110)		(109)		(69)
Net cash provided by operating activities from continuing operations	2,045		1,656		1,412
Net cash provided by operating activities from discontinued operations	90		94		66
Net cash provided by operating activities	2,135		1,750		1,478
Cash flows from investing activities:
Capital expenditures	(779)		(605)		(642)
Proceeds from sale of property / investments	15		33		20
Cost of business and technology acquisitions, net of cash acquired	(350)		(10)		(980)
Decrease in restricted cash	2		5		1
Repayment of loans to related parties	0		0		14
Acquisition of minority held shares	0		0		(16)
Dividends from equity method investments in excess of earnings	0		0		37
Other, net	0		0		(2)
Net cash used in investing activities from continuing operations	(1,112)		(577)		(1,568)
Net cash used in investing activities from discontinued operations	(74)		(78)		(63)
Net cash (used in) provided by investing activities	(1,186)		(655)		(1,631)
Cash flows from financing activities:
Net proceeds (repayments of) under other short- and long-term debt agreements	7		(80)		(8)
Repayments under long-term debt agreements	(164)		(1,353)		(5)
Repayment of senior notes	(526)		0		0
Proceeds from issuance of senior secured term loans, net of issuance costs	0		560		358
Proceeds from issuance of senior notes, net of issuance costs	691		788		0
Dividend payments of consolidated affiliates to minority shareholders	(73)		(55)		(47)
Repurchase of ordinary shares	(1,024)		(457)		(403)
Distribution of cash dividends	(301)		(211)		0
Taxes withheld and paid on employees' restricted share awards	(8)		(14)		0
Net cash used in financing activities	(1,398)		(822)		(105)
Effect of exchange rate fluctuations on cash and cash equivalents	(36)		11		0
(Decrease) increase in cash and cash equivalents	(485)		284		(258)
Cash and cash equivalents at beginning of year	1,389		1,105		1,363
Cash and cash equivalents at end of year	904		1,389		1,105
Cash and cash equivalents of discontinued operations	45		52		86
Cash and cash equivalents of continuing operations	$ 859		$ 1,337		$ 1,019

[1]	In the first quarter of 2014, Delphi recognized a loss on extinguishment of debt of $34 million.
[2]	In the first quarter of 2013, Delphi recognized a loss on debt extinguishment of $39 million